SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Noncash Expense [Abstract]
Summary of Stock Options Granted

3.The following table summarizes the activities for the Company’s stock options for the year ended December 31, 2020:

	Year ended December 31, 2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	7,075,600	$3.64	3.30	$1,366
Granted	1,241,930	2.32
Exercised	(851,958)	1.44
Forfeited or expired	(1,226,843)	4.36

Outstanding at end of the year	6,238,729	$3.52	3.17	$2,654

Options exercisable at end of the year	4,017,763	$4.05	2.19	$1,938

Vested and expected to vest	5,806,504	$3.59	3.02	$2,502

Schedule of RSUs Granted

The following table summarizes the activities for the Company’s RSUs for the year ended December 31, 2020:

	Year ended December 31, 2020
	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	373,623	$785
Granted	160,100
Vested	(188,603)
Forfeited	(35,134)

Unvested at end of the year	309,986	862

Vested and expected to vest	231,013	$642

Summary of Stock Options And RSUs Granted Separated Into Ranges of Exercise Price

The following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2020	Weighted average remaining contractual life (years) for outstanding options	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2020	Weighted average remaining contractual life (years) for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	309,986	-	0.00	-	-	0.00
0.01-2.00	883,864	0.87	1.24	853,245	0.74	1.22
2.01-4.00	4,291,793	4.11	2.62	2,155,157	3.26	2.70
4.01-6.00	302,654	2.69	4.59	248,943	2.37	4.67
6.01-8.00	15,000	1.75	6.21	15,000	1.75	6.21
8.01-10.00	365,668	1.31	8.92	365,668	1.31	8.92
10.01-13.04	379,750	0.14	12.80	379,750	0.14	12.80

	6,548,715			4,017,763

Schedule of Equity-Based Compensation Expense

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2018, 2019 and 2020, was comprised as follows:

	Year ended December 31,
	2018	2019	2020

Cost of revenues	$42	$71	$110
Research and development	313	366	243
Selling and marketing	640	708	545
General and administrative	985	908	764

Total share-based compensation expenses	$1,980	$2,053	$1,662